Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	₩ 10,216,182
Ending balance	10,237,369	₩ 10,216,182
Beginning balance	16,557,537
Ending balance	15,295,656	16,557,537
Other derivative liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
New transactions	7,126
Disposal	(594)
Ending balance	6,532
Other derivatives financial assets [Member]
Disclosure of detailed information about financial instruments [Line Items]
Beginning balance	8,470	11,293
New transactions	0	0
Disposal	(2,823)	(2,823)
Ending balance	₩ 5,647	₩ 8,470